CONVERTIBLE NOTE TO RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Note To Related Party
CONVERTIBLE NOTE TO RELATED PARTY

11. CONVERTIBLE NOTES TO RELATED PARTY

On June 12, 2024, the Company issued convertible note to a related party. The convertible note, maturing one year from closing, accrues 0.5% interest annually and allows conversion into Class A common stock based on conversion price which is determined at 150% of the average of the highest and lowest prices of the Company’s stock (traded under the symbol “YOSH”) during the five business days immediately after the closing date. Based on the conversion price formula, it was determined at $5.90. In the event the closing price of the stocks of the Company on the date of conversion is lower than the conversion price, the related party has the option to elect to receive the entire principal sum and accrued interest in cash or to convert any portion of this convertible note into Class A Common Stocks of the Company at the conversion price and receive the remaining balance of the principal sum in cash. The Company repaid such convertible notes on March 10, 2025 with the proceeds from a loan made to the Company on March 6, 2025.

11. CONVERTIBLE NOTE TO RELATED PARTY

On June 12, 2024, the Company issued convertible note to a related party. The convertible note, maturing one year from closing, accrues 0.5% interest annually and allows conversion into Class A common stock based on conversion price which is determined at 150% of the average of the highest and lowest prices of the Company’s stock (traded under the symbol “YOSH”) during the five business days immediately after the closing date. Based on the conversion price formula, it was determined at $5.90. In the event the closing price of the stocks of the Company on the date of conversion is lower than the conversion price, the related party has the option to elect to receive the entire principal sum and accrued interest in cash or to convert any portion of this convertible note into Class A Common Stocks of the Company at the conversion price and receive the remaining balance of the principal sum in cash. The Company repaid such convertible note on March 10, 2025 with the proceeds from a loan made to the Company on or about March 6, 2025.